Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2021
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2038[2]
	NQN	1	2001	2026[5]
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2048[3]
	TA (ADF)	1	2003 (2014)	2045[3]
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur (“PDS”)	7	2003	2053[6]
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2031[4]
	ECOGAL	1	2011	2026
Armenia	Armenia International Airports C.J.S.C.	2	2002	2032	Option to renew every 5 years
Total		53

1.	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.
2.	In 2020, AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.
3.	In 2020, the Group obtained two-years extension.
4.	In 2021, the Group obtained two-years extension.
5.	In 2021,the Group obtained five-years extension.
6.	In 2021, the Group obtained twenty-years extension and the concession of six new regional airports, of which PDS will take control between 2022 and 2025.

Schedule of performance bonds in the amounts and for the events

	Amount of the	Amount of the
	Performance Bond	Performance Bond
Event	(in R$)	(in USD)
Natal Concession Agreement (1)
Phase I of the Natal Concession Agreement	65 million	11.6 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.2 million
Current amount of Phase II	14.2 million	3.4 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	47.8 million
After completion of Phase I-B of the Brasilia Concession Agreement or at the termination of the contract	133.3 million	41.0 million
Current amount of Phase II (2)	223.8 million	40.11 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	3.4 million

(1) Due to the re-bidding process since 2021 ICASGA is no longer required to maintain a Performance Bond.

(2) Insurance granted by a Guarantee letter of CAAP signed with BMG insurance company on September 17, 2021, becoming in force on December 2021.

Schedule of equity Luxembourg laws and regulations

	At December 31,	At December 31,	At December 31,
	2021	2020	2019
Share capital	163,223	163,223	160,022
Share premium	183,430	183,430	180,486
Reserve for own shares	4,772	6,145	-
Legal reserve	1,081	176	176
Free distributable reserves	378,910	378,910	385,055
Non-distributable reserves	1,353,255	1,351,883	1,351,883
Retained earnings	(86,279)	(60,392)	(78,497)
Total equity in accordance with Luxembourg law	1,998,392	2,023,375	1,999,125